OCM GOLD FUND

Schedule of Investments - February 28, 2026

(Unaudited)

Shares			Value
	Common Stocks	91.9%
	Major Gold Producers	22.1%
65,000	Agnico Eagle Mines Ltd.		$16,354,000
105,000	AngloGold Ashanti PLC		13,415,850
225,000	Barrick Mining Corp.		11,416,500
118,670	Endeavour Mining PLC		8,538,568
85,000	Newmont Corp.		11,050,000
			60,774,918
	Intermediate/Mid-Tier Gold Producers	30.8%
290,000	Alamos Gold, Inc.		15,715,100
133,333	Allied Gold Corp.*		4,220,609
300,000	B2Gold Corp.		1,848,000
500,000	B2Gold Corp.^		3,071,622
75,000	Centerra Gold, Inc.		1,577,250
250,000	DPM Metals, Inc.		10,823,987
225,000	Fortuna Mining Corp.*		3,074,555
637,501	Greatland Resources Ltd.*		6,265,221
100,000	IAMGOLD Corp.*		2,457,000
130,000	Lundin Gold, Inc.		12,252,841
166,666	OceanaGold Corp.		7,087,673
70,000	Pan American Silver Corp.		4,809,000
800,000	Perseus Mining Ltd.		3,415,884
100,000	SSR Mining, Inc.*		3,219,000
600,000	West African Resources Ltd.*		1,490,179
600,000	Westgold Resources Ltd.		3,309,138
			84,637,059
	Junior Gold Producers	18.9%
1,250,000	Catalyst Metals Ltd.*		7,570,097
150,000	Discovery Silver Corp.*		1,239,278
1,250,000	Emerald Resources N.L.*		6,298,036
62,500	G Mining Ventures Corp.*		2,559,380
300,000	Heliostar Metals Ltd.*		657,576
1,700,000	Jaguar Mining, Inc.*		11,540,210
175,000	K92 Mining, Inc.*		4,218,166
500,000	Orezone Gold Corp.*		1,007,990
2,758,000	Rio2 Ltd.*		7,662,796
900,000	Thor Explorations Ltd.		1,115,021
415,000	Wesdome Gold Mines Ltd.*		8,159,446
			52,027,996
	Exploration and Development Companies	11.5%
350,000	Angel Wing Metals, Inc.*		9,622

Shares			Value
1,166,666	Ausgold Ltd.*		$929,879
505,000	Canagold Resources Ltd.*		240,635
3,000,000	Excellon Resources, Inc.*		1,451,506
250,000	G2 Goldfields, Inc.*		1,284,730
348,971	Horizon Minerals Ltd.*		281,869
2,941,181	Kalamazoo Resources Ltd.*		397,683
875,000	Liberty Gold Corp.*		1,013,489
1,562,500	Miata Metals Corp.*		675,812
1,228,000	Mithril Silver And Gold Ltd.*		315,080
616,500	Montage Gold Corp.*		7,683,088
734,108	NeXGold Mining Corp.*		1,237,775
4,000,000	Omai Gold Mines Corp.*		5,864,673
209,004	Robex Resources, Inc.*		1,142,293
2,399,000	Royal Road Minerals Ltd.*		395,700
4,578,755	RTG Mining, Inc.*		127,079
1,860,466	Saturn Metals Ltd.*		827,492
526,400	Sendero Resources Corp.*		636,728
628,930	Tesoro Gold Ltd.*		478,903
300,000	Thesis Gold & Silver, Inc.*		778,535
200,000	Tiernan Gold Corp.*		1,466,168
130,000	U.S. Gold Corp.*		2,538,900
200,000	Vizsla Silver Corp.*		876,000
547,900	Western Exploration, Inc.*		361,491
1,600,000	WIA Gold Ltd.*		620,552
			31,635,682
	Royalty/Streaming Companies	5.4%
100,000	Metalla Royalty & Streaming Ltd.*		905,000
500,000	Summit Royalties Ltd.*		590,133
100,000	Vizsla Royalties Corp.*		265,376
80,000	Wheaton Precious Metals Corp.		13,035,408
			14,795,917
	Primary Silver Producers	3.2%
404,400	Aya Gold & Silver, Inc.*		8,754,440

	Total Common Stocks
	(Cost $41,918,451)		252,626,012

	Warrants	0.2%
	Exploration and Development Companies	0.2%
367,054	NeXGold Mining Corp. Exercise Price 0.95 CAD, Exp. 12/16/2026*		363,260
100,000	Tiernan Gold Corp. Exercise Price 6.50 CAD, Exp. 11/15/2027*		256,579
65,000	U.S. Gold Corp. Exercise Price 23.00 USD, Exp. 12/15/2027*		—
273,950	Western Exploration, Inc. Exercise Price 1.35 CAD, Exp. 2/3/2028*		—
			619,839

	Total Warrants
	(Cost $0)		$619,839

	Short-Term Investment	7.8%
21,298,422	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.43%#		21,298,422

	Total Short-Term Investment
	(Cost $21,298,422)		21,298,422

	Total Investments	99.9%
	(Cost $63,216,873)		274,544,273
	Assets less Other Liabilities	0.1%	277,920
	TOTAL NET ASSETS	100.0%	$274,822,193

PLC – Public Limited Company
CAD – Canadian Dollars

*	Non-income producing security.
^	Denoted investment is a Canadian security traded on U.S. stock exchange.
#	The rate is the annualized seven-day yield at period end.